Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current financial debt and derivative financial instruments [line items]
Interest bearning accounts of associates payable on demand	$ 1,822	$ 1,601
Bank and other financial debt	692	836
Commercial Papers	2,328	3,174
Current portion of non-current financial debt	359	178
Fair value of derivative financial instruments	107	116
Total current financial debt and derivative financial instruments	$ 5,308	$ 5,905
Weighted average interest rate, associates	0.50%	0.50%
Weighted average interest rate on Bank and other financial debt	7.00%	6.70%